Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary Of Earning Per Share Basic And Diluted
The following table summarizes the amounts used to calculate basic and diluted earnings per share:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
(Loss)/Profit for the year attributable to shareholders of the Parent Company	(136,001)	(50,577)	21,749
Weighted average number of shares for basic earnings per share	203,499,933	201,489,100	201,561,100
Weighted average number of shares for diluted earnings per share	203,499,933	201,489,100	201,561,100

Basic earnings per share in Euro	(0.67)	(0.25)	0.11
Diluted earnings per share in Euro	(0.67)	(0.25)	0.11